Receivables - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 09, 2020	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Overdue trade receivables		$ 0	$ 0
Trade and other receivables		$ 464	435
Secured Loan Agreement [Member] | Petrosen [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Notional amount	$ 450
Term of loans receivables	12 years
Description of semiannual payment of loans receivables	semi-annual repayments of the loan are due to commence at the earlier of 12 months after RFSU or 30 June 2025
Bottom of range [member]
Disclosure Of Trade And Other Receivables [Line Items]
Settlement term of receivables		8 days
Top of range [member]
Disclosure Of Trade And Other Receivables [Line Items]
Settlement term of receivables		30 days
Currency risk [member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables		$ 479	$ 305